SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended		12 Months Ended										3 Months Ended			3 Months Ended			0 Months Ended		12 Months Ended			0 Months Ended				0 Months Ended
	Apr. 19, 2012	Apr. 04, 2012	Dec. 31, 2010	Apr. 04, 2012 Revolving Credit Facility [Member]	Sep. 23, 2012 Revolving Credit Facility [Member] Wells Fargo [Member]	Oct. 29, 2010 Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 04, 2012 LIBOR Rate [Member] Revolving Credit Facility [Member]	Sep. 23, 2012 LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Dec. 31, 2011 LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Dec. 31, 2010 LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Sep. 23, 2012 Federal Funds Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 04, 2012 Federal Funds Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Sep. 23, 2012 Minimum [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Sep. 23, 2012 Minimum [Member] LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Sep. 23, 2012 Minimum [Member] Greater of Wells Fargo’s Prime Rate and the Federal Funds Rate Plus Half Percent [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Sep. 23, 2012 Maximum [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Sep. 23, 2012 Maximum [Member] LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Sep. 23, 2012 Maximum [Member] Greater of Wells Fargo’s Prime Rate and the Federal Funds Rate Plus Half Percent [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 19, 2012 Subsequent Event [Member]	Apr. 04, 2012 Subsequent Event [Member]	Dec. 31, 2011 Subsequent Event [Member]	Nov. 08, 2012 Subsequent Event [Member]	Sep. 23, 2012 Subsequent Event [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 04, 2012 Subsequent Event [Member] Minimum [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 04, 2012 Subsequent Event [Member] Minimum [Member] LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]
Apr. 04, 2012
Subsequent Event [Member]
Minimum [Member]
Greater of Wells Fargo’s Prime Rate and the Federal Funds Rate Plus Half Percent [Member]
Revolving Credit Facility [Member]
Wells Fargo [Member]
																											Nov. 08, 2012 Subsequent Event [Member] Maximum [Member]	Apr. 04, 2012 Subsequent Event [Member] Maximum [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Apr. 04, 2012 Subsequent Event [Member] Maximum [Member] LIBOR Rate [Member] Revolving Credit Facility [Member] Wells Fargo [Member]
Apr. 04, 2012
Subsequent Event [Member]
Maximum [Member]
Greater of Wells Fargo’s Prime Rate and the Federal Funds Rate Plus Half Percent [Member]
Revolving Credit Facility [Member]
Wells Fargo [Member]

Subsequent Event [Line Items]
Stock split, conversion ratio	1.037857	101.200929																	1.037857	101.200929
Adjustments to paid in capital for stock split			$ 501,000																		$ 520,000
Maximum Borrowing Capacity				10,000,000	70,000,000	10,000,000																	70,000,000
Basis Spread on Variable Rate							1.75%	1.00%	1.75%	2.50%	0.50%	0.50%		1.00%	0.00%		1.25%	0.25%							1.00%	0.00%			1.25%	0.25%
Commitment Fee Percentage of Unused Capacity													0.15%			0.20%								0.15%				0.20%
Minimum ratio of consolidated adjusted EBITDA to consolidated cash interest expense (as such terms are defined in the Amended Credit Facility)																4.00												4.00
Maximum ratio of consolidated total debt to consolidated adjusted EBITDA													2.25											2.25
Number of shares sold under registration statement																						11,375,975
Number of shares sold under registration statement, price per share																						$ 21.10
Estimated offering expenses																											$ 634,000